Share-Based Compensation - Summary of Restricted Share Units (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares	361,843	5,771,720	1,273,346
Number of Options, Exercised | shares	(425,407)	(233,440)	(1,864,343)
Number of Options, Outstanding Ending | shares	7,606,336	7,820,429	2,403,799	3,050,168
Number of Options, Vested and expected to vest | shares	7,606,336				7,606,336
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 22.64	$ 26.75	$ 3.97
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares	21.92	$ 21.28	$ 3.75	$ 0.97
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 21.92
Weighted-Average Remaining Contractual Term, Outstanding	8 years 3 months	9 years 1 month 6 days	8 years 9 months	7 years 1 month 20 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 3 months
Aggregate Intrinsic Value, Outstanding Ending | $	$ 69,907	$ 176,963	$ 20,079	$ 9,744
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 69,907
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares		4,848
Number of Options, Exercised | shares	(2,424)
Number of Options, Outstanding Ending | shares	2,424	4,848
Number of Options, Vested and expected to vest | shares	4,848				4,848
Weighted-Average Grant Date Fair Value, Granted | $ / shares		$ 24.35
Weighted-Average Grant Date Fair Value, Exercised | $ / shares	$ 24.35
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	24.35
Weighted-Average Grant Date Fair Value, Outstanding Ending | $ / shares		$ 24.35
Weighted-Average Grant Date Fair Value, Vested and expected to vest | $ / shares	$ 24.35
Weighted-Average Remaining Contractual Term, Outstanding	8 years 5 months 15 days	9 years 5 months 15 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 5 months 15 days
Aggregate Intrinsic Value, Outstanding Ending | $	$ 36	$ 119
Aggregate Intrinsic Value, Vested and expected to vest | ¥					¥ 72